UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-3906
                                            --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2010
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




                                     Page 1
PC&J PERFORMANCE
FUND

Semi-Annual Report to Shareholders
June 30, 2010

------
PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2010
(UNAUDITED)




                                            PERCENT
                                             OF NET       NUMBER OF
SECURITY                                     ASSETS        SHARES        VALUE
----------------------------------------    --------      ---------    ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                         9.6%
 Advance Auto Parts Inc.                                      5,000    $  250,900
 Dollar Tree Inc. 1                                           7,500       312,225
 Johnson Controls Inc.                                        7,000       188,090
 McDonalds Corp.                                              3,000       197,610
 Skechers USA Inc. 1                                          5,000       182,600
 Steven Madden Ltd. 1                                         3,500       110,320
 Tupperware Corp.                                             3,000       119,550
 Walt Disney Co.                                              4,000       126,000

                                                                        1,487,295


Consumer staples:                               6.4
 Dr. Pepper Snapple Group Inc.                                3,000       112,170
 Hershey Foods Corp.                                          4,000       191,720
 Procter & Gamble Co.                                         3,000       179,940
 J M Smucker Co.                                              3,000       180,660
 Treehouse Foods Inc. 1                                       4,000       182,640
 Ulta Salon Cosmetics & Fragrance Inc. 1                      6,000       141,930

                                                                          989,060


Energy:                                         9.7
 Chevron Corp.                                                3,000       203,580
 Exxon Mobil Corp.                                            3,500       199,745
 Newfield Exploration Co. 1                                   4,500       219,870
 Occidental Petroleum Corp.                                   2,000       154,300
 SPDR Energy Select Sector 2                                 10,000       496,800
 Whiting Petroleum Corp. 1                                    3,000       235,260

                                                                        1,509,555


Financial services:                            12.4
 ACE Ltd.                                                     5,000       257,400
 Bank of America Corp.                                       17,000       244,290
 JP Morgan Chase & Co. Inc.                                   7,000       256,270
 Lincoln National Corp.                                       6,000       145,740
 PNC Financial Services Group Inc.                            4,000       226,000
 Prudential Financial Inc.                                    6,000       321,960
 SPDR KBW Regional Banking 2                                 12,000       277,080
 iShares Dow Jones Real Estate 2                              4,000       188,840

                                                                        1,917,580




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2010
(UNAUDITED)



                                           PERCENT
                                            OF NET       NUMBER OF
SECURITY                                    ASSETS        SHARES        VALUE
---------------------------------------    --------      ---------    ----------

Healthcare:                                   10.4%
 AmerisourceBergen Corp.                                     9,000    $  285,750
 Celgene Corp. 1                                             3,000       152,460
 Cerner Corp. 1                                              2,000       151,780
 Express Scripts Inc. 1                                      4,000       188,080
 Intuitive Surgical Inc. 1                                     500       157,810
 Resmed Inc. 1                                               3,000       182,430
 Sirona Dental Systems Inc. 1                                3,000       104,520
 Thoratec Corp. 1                                            4,000       170,920
 Valeant Pharmaceuticals 1                                   4,000       209,160

                                                                       1,602,910


Industrials:                                   7.2
 Cummins Inc.                                                4,000       260,520
 Deere & Co.                                                 4,000       222,720
 Emerson Electric Co.                                        4,000       174,760
 General Electric Co.                                        5,000        72,100
 Honeywell International Inc.                                3,000       117,090
 Stericycle Inc. 1                                           2,000       131,160
 United Technologies Corp.                                   2,000       129,820

                                                                       1,108,170


Materials:                                     6.8
 3M Co.                                                      3,000       236,970
 Newmarket Corp.                                             1,000        87,320
 SPDR Gold Trust 1, 2                                        4,500       547,560
 iShares Silver Trust 1, 2                                  10,000       182,100

                                                                       1,053,950


Technology:                                   19.6
 Apple Inc.                                                  2,200       553,366
 Avago Technologies Ltd. 1                                   9,000       189,540
 Cisco Systems Inc.                                          9,000       191,790
 Cognizant Technology Solutions Corp. 1                      8,000       400,480
 Cree Inc. 1                                                 2,000       120,060
 F5 Networks Inc. 1                                          4,000       274,280
 Hewlett Packard Co.                                         4,000       173,120
 Intel Corp.                                                 5,000        97,250
 International Business Machines Corp.                       1,800       222,264
 Microsoft Corp.                                             6,000       138,060
 Netapp Inc. 1                                               4,000       149,240
 PowerShares QQQ Trust 2                                     4,000       170,840
 Sandisk Corp. 1                                             4,000       168,280
 VMware Inc. 1                                               3,000       187,770

                                                                       3,036,340


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2010
(UNAUDITED)



                                                PERCENT
                                                 OF NET       NUMBER OF
SECURITY                                         ASSETS       SHARES/PAR       VALUE
--------------------------------------------    --------      ----------    -----------

Diversified Indexed Trusts:                         5.5%
 Claymore/AlphaShares China Sm Cap 2                               6,000    $   143,460
 Market Vectors Indonesia Index 2                                  1,500        107,595
 PowerShares India 2                                               7,000        156,730
 iShares Inc. MSCI Brazil Free Index 2                             1,000         61,830
 iShares Inc. MSCI Canada Index 2                                  6,850        170,360
 iShares Inc. MSCI Germany Index 2                                 4,000         74,840
 iShares Inc. MSCI South Korea Index 2                             3,000        134,130

                                                                                848,945

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $12,523,326)                                87.6                      13,553,805


CONVERTIBLE PREFERRED STOCKS                        1.5
 Prescient Medical Inc. Series C 1,3,4                            78,157        234,471


TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $234,009)                                                                234,471


WARRANTS                                            0.0
 Prescient Medical Inc. Pfd B Warrants 3, 4                        5,000              0
 2-14-2013 (Cost $0)
 Prescient Medical Inc. Pfd C Warrants 3, 4                       37,222              0
 4-14-2014 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                            0


CONVERTIBLE BONDS                                   0.8
 ACP HyperActive Technologies Trust 1,3,4
            8.000%, due 04-22-10                                 125,000        124,956


TOTAL CONVERTIBLE BONDS
 (Cost $125,000)                                                                124,956




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2010
(UNAUDITED)



                                         PERCENT
                                          OF NET       NUMBER OF
SECURITY                                  ASSETS        SHARES         VALUE
-------------------------------------    --------      ---------    -----------

MUTUAL FUNDS                                 6.8%
 First American Treasury Oblig. Fund                     295,167    $   295,167
 Vanguard Money Market Reserves                          750,000        750,000


TOTAL MUTUAL FUNDS
 (Cost $1,045,167)                                                    1,045,167


TOTAL INVESTMENTS
 (Cost $13,927,502) 5                       96.7                     14,958,399


ASSETS LESS OTHER LIABILITIES                3.3                        513,139


NET ASSETS                                 100.0%                   $15,471,538

















1  Non-income  producing  security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At June 30, 2010, the aggregate value of illiquid securities was $359,427, which is 2.3% of the Fund's net assets. 4 Security valued according to "good faith pricing" guidelines. (See note A)
5 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
(UNAUDITED)



ASSETS:
Investments in securities, at value
 (Cost basis - $13,927,502) (Notes A & D)                        $14,958,399

Receivables:
 Dividends and interest                                               26,913
 Fund shares sold                                                      3,735
 Securities sold                                                     572,534

             Total receivables                                       603,182


Total assets                                                      15,561,581


LIABILITIES:

Payables:
             Accrued expenses (Note B)                               (21,285)
 Securities purchased                                                (68,758)

             Total payables                                          (90,043)


NET ASSETS                                                       $15,471,538



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of period                                                 900,662
 Net decrease (Note C)                                               (22,946)

 End of period                                                       877,716




NET ASSET VALUE, offering price and redemption price per share   $     17.63



NET ASSETS CONSIST OF:
 Paid in capital                                                 $14,927,862
 Net unrealized appreciation on investments                        1,030,896
 Undistributed net investment income                                 (54,079)
 Accumulated net realized loss on investments                       (433,141)

 Net Assets                                                      $15,471,538








See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)



INVESTMENT INCOME (Note A):
 Dividends                                                       $    68,518
 Interest                                                              8,141

Total investment income                                               76,659
                                                                 ------------

EXPENSES (Note B):
 Investment advisory fee                                              82,831
 Management fee                                                       49,698

Total expenses                                                       132,529


NET INVESTMENT INCOME (LOSS)                                         (55,870)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                  1,026,629
 Change in unrealized appreciation/depreciation of investments    (1,918,887)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (892,258)


NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (948,128)






















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                     For The Six Months         For the Year
                                                                  Ended                Ended
                                                          June 30, 2010    December 31, 2009
                                                             (Unaudited)


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)                                 $   (55,870)      $    83,467
 Net realized gain (loss) on investments                        1,026,629          (949,307)
 Change in unrealized appreciation/depreciation
      of investments                                           (1,918,887)        3,609,794

Net increase (decrease) in net assets from operations            (948,128)        2,743,954


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                             -          (104,038)
 From net realized gain on investments                                  -                 -

Net decrease in assets from distributions to shareholders               -          (104,038)


DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (Note C)                                           (452,869)       (1,701,139)

Total increase (decrease) in net assets                        (1,400,997)          938,777

NET ASSETS:
 Beginning of period                                           16,872,535        15,933,758


 End of period                                                $15,471,538       $16,872,535




UNDISTRIBUTED NET INVESTMENT INCOME                           $   (54,079)      $     1,791


















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance. The investment adviser to the Fund is Parker Carlson & Johnson, Inc. (the "Adviser").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees"). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value for an illiquid security of a company may be determined using input from firms having detailed knowledge of the company, not only of the company's current operating capability but knowledge also of the favorable or unfavorable future impact of current business alliances. Fair value of an illiquid security may also be determined to be the price at which the company completes the most recent sale of securities in a private offering.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

The following table summarizes the inputs used to value the Fund's securities as of June 30, 2010.




                                         Level 1   Level 2   Level 3    Total
Security Type                            Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $13,554  $      -  $      -  $13,554
Convertible Preferred Stocks                   -         -       234      234
Warrants                                       -         -         -        -
Convertible Bonds                              -         -       125      125
Mutual Funds                               1,045         -         -    1,045
Total                                    $14,599  $      -  $    359  $14,958
                                         -------  --------  --------  -------





                                                                     Measurements
                                                           Using Unobservable Inputs ($000)
                                                                      (Level 3)

                                                                      Securities

Beginning Balance December 31, 2009                                         $348

Total gains or losses (realized/unrealized) included in
earnings                                                                       0

Purchases, sales, issuances, and settlements (net)                            11

Transfers in and/or out of Level 3                                             0

Ending Balance June 30, 2010                                                $359
The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains or losses
relating to assets still held at the reporting date                         $  0
                                                                            ====

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2009, the Fund has a capital loss carry forward of $1,458,164, of which $510,463 can be carried forward through 2016 and $947,701 through 2017. This loss can be used to offset future gains.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains, if any, generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $82,831 for the six months ended June 30, 2010.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,000 for the six months ended June 30, 2010.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $49,698 for the six months ended June 30, 2010.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.




C.   CAPITAL SHARE TRANSACTIONS
                                     For the Six Months Ended      For the Year Ended
                                           June 30, 2010           December 31, 2009
                                            (Unaudited)



                                      Shares         Dollars         Shares            Dollars
                                      ----------    ------------    ---------     ------------
     Subscriptions                    50,753     $   946,587         60,043       $   987,376
     Reinvestment of distributions         0               0          5,511           104,038

                                      50,753         946,587         65,554         1,091,414
     Redemptions                     (73,699)     (1,399,456)      (162,303)       (2,792,553)

     Net increase (decrease)         (22,946)    $  (452,869)       (96,749)      $(1,701,139)

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2010, aggregated $11,670,390 and $13,497,582, respectively.

At June 30, 2010, gross unrealized appreciation on investments was $1,640,385 and gross unrealized depreciation on investments was $609,488 for a net unrealized appreciation of $1,030,897 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                      Tax Character of Distributions Paid



       For the Year Ended December 31, 2009                  For the Year Ended December 31, 2008
      -------------------------------------                  -------------------------------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  -------------   ------------------  ----------------  --------------  -------------------
$       104,038  $           0    $          104,038  $          9,505   $      23,293  $            32,798
===============  =============    ==================   ================  =============  ===================






      Tax Basis of Distributable Earnings
           As of December 31, 2009

                  Undistributed
Undistributed      Accumulated
   Ordinary         Realized       Unrealized
    Income           Losses       Appreciation
-------------  ---------------  -------------

$      1,791   $   (1,458,164)  $   2,948,177
=============  ===============  =============

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006-2009) and has concluded that as of June 30, 2010 no provision for unrecognized tax benefits or expenses is required in these financial statements.

F. SUBSEQUENT EVENTS
The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the Fund to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

G. RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 17, 2010. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund's shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients. The representatives of the Adviser explained that understanding the nature of the Adviser's business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2009, and income statement for the year ended December 31, 2009, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by Service Corp., a wholly owned subsidiary of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner. The Trustees reviewed Service Corp.'s balance sheet dated as of December 31, 2009, and income statement for the year ended December 31, 2009, and concluded that Service Corp. had adequate financial resources to provide the necessary services to the Fund.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Fund's activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund is excellent.

The Trustees compared the Fund's average total returns to several broad-based indices. The Secretary of the Adviser noted that the investment focus of the Fund has changed from small-cap stocks at the inception of the Fund, to primarily large-cap growth stocks in the 1990s, to a combination of individual stocks and ETFs, which presently comprise a majority of the Fund's investment portfolio. This evolution makes benchmark comparisons more difficult. The Secretary of the Adviser reviewed with the Trustees the recent and long-term performance of the Fund, compared to benchmarks and funds of similar size and strategy, during the portfolio review earlier in the meeting. The Secretary of the Adviser noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, average total returns of the Fund and these accounts were not compared. The Trustees concluded that the performance of the Fund was good based on this review.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees (i) reviewed the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer;
(iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted earlier in this meeting pursuant to Rule 17j-1. The Trustees reviewed the

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser in light of the objective and strategy of the Fund were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of the high level of services provided.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The President of the Adviser informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders, in her opinion, exceeded the "average service" provided by advisers to other mutual funds. She stated that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. She explained that these services are embodied in its advisory fee. In addition, the President of the Adviser noted that many of the smaller accounts invested in the Fund would be subject to a minimum fee if the Adviser managed the assets in a separate account, and these minimums would exceed the 1.0% advisory fees charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. The President of the Adviser noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, a comparison of the advisory fees paid by the Fund to the fees paid by the Adviser's separately managed accounts are not particularly relevant. Based on the information presented, the Trustees concluded that the Adviser's fees were reasonable.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund and no excessive profits. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. Finally, the Trustees reviewed a report on the use of the Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

Finally, the Trustees reviewed the Adviser's practices for monitoring compliance. The Chief Compliance Officer explained that monthly tests are performed to ensure the Fund is in compliance with IRS and SEC diversification requirements. The Chief Compliance Officer is one of the founders of the Adviser and has been in the investment management business for more than 25 years. Her experience and background provide her with an understanding of the functions and requirements from the ground up. There have been no examinations by state or Federal regulators since the last renewal a year ago. The Secretary of the Adviser confirmed there is no material litigation or administrative actions involving the Adviser or Service Corp.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement were reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term by the Trustees, including the Independent Trustees.

PC&J  PERFORMANCE  FUND
-----------------------

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2009, 2008, 2007, 2006, and 2005, has been derived from data contained in financial statements examined by Deloitte & Touche LLP, an independent registered public accounting firm. The information for the six months ended June 30, 2010, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.



                                             Period Ended
                                                 June 30,                   Years Ended December 31,
Selected Data for Each Share of Capital Stock     2010        2009        2008        2007        2006        2005
Outstanding Throughout the Period
                                                                          >

NET ASSET VALUE-BEGINNING OF PERIOD            $ 18.73     $ 15.98     $ 25.27     $ 23.22     $ 24.35     $ 24.89

Income from investment operations:
   Net investment income (loss)                  (0.06)       0.09        0.03       (0.04)       0.16        0.04
   Net realized and unrealized
      gain (loss) on securities                  (1.04)       2.77       (9.29)       4.35        1.86        0.78

TOTAL FROM INVESTMENT OPERATIONS                 (1.10)       2.86       (9.26)       4.31        2.02        0.82

Less distributions:
   From net investment income                      -         (0.11)      (0.01)      (0.00)1     (0.16)      (0.04)
   From net realized gain
     on investments                                -           -         (0.02)      (2.26)      (2.99)      (1.32)

TOTAL DISTRIBUTIONS                              (0.00)      (0.11)      (0.03)      (2.26)      (3.15)      (1.36)

NET ASSET VALUE-END OF PERIOD                  $ 17.63     $ 18.73     $ 15.98     $ 25.27     $ 23.22     $ 24.35


TOTAL RETURN                                     (5.87%)     17.92%     (36.63%)     18.50%       8.49%       3.27%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                       1.60%       1.60%       1.60%       1.60%       1.60%       1.60%
   Net investment income (loss)                  (0.67%)      0.53%       0.14%      (0.14%)      0.59%       0.16%

Portfolio turnover rate                         155.16%     144.93%     108.94%      78.54%     112.06%      73.99%

Net assets at end of period (000's)            $15,472     $16,873     $15,934     $27,200     $28,365     $33,126






1  Less than ($.005) per share

* Annualized




See  notes  to  financial  statements.

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2010) and held for the entire period through June 30, 2010.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                                                    Ending Account
                          Beginning Account Value        Value        Expenses Paid
                              January 1, 2010        June 30, 2010   During Period*

Actual                    $              1,000.00   $       941.27  $          7.70

Hypothetical (5% return
before expenses)          $              1,000.00   $     1,016.86  $          8.00



* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




INDUSTRY SECTOR                 % OF NET ASSETS
                                ---------------


Consumer discretionary                     9.6%
Consumer staples                           6.4
Energy                                     9.7
Financial services                        12.4
Healthcare                                10.4
Industrials                                7.2
Materials                                  6.8
Technology                                19.6
Diversified indexed trusts                 5.5
Convertible preferred stocks               1.5
Convertible bonds                          0.8
Investment Companies                       6.8
Assets less other liabilities              3.3
Total                                    100.0%
                               ----------------







A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 22, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 11, 2010
         ---------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 11, 2010
         ---------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 11, 2010
         ---------------